Note 4 - Labor costs (included in Cost of sales and in Selling, general and administrative expenses) - Number of Employees (Details) - Employees	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Number of employees	29,134	25,292	22,776
Argentina
Disclosure of geographical areas [line items]
Number of employees	6,267	6,444	5,169
Mexico
Disclosure of geographical areas [line items]
Number of employees	7,500	5,919	5,474
USA
Disclosure of geographical areas [line items]
Number of employees	3,882	3,509	2,684
Italy
Disclosure of geographical areas [line items]
Number of employees	2,187	2,136	2,011
Brazil
Disclosure of geographical areas [line items]
Number of employees	1,492	1,460	1,817
Romania
Disclosure of geographical areas [line items]
Number of employees	1,884	1,847	1,725
Colombia
Disclosure of geographical areas [line items]
Number of employees	1,112	1,183	1,009
Canada
Disclosure of geographical areas [line items]
Number of employees	1,195	944	758
Indonesia
Disclosure of geographical areas [line items]
Number of employees	1,573	495	506
Saudi Arabia
Disclosure of geographical areas [line items]
Number of employees	849	427	408
Other
Disclosure of geographical areas [line items]
Number of employees	1,193	928	1,215